Total Other-Than-Temporary Impairment with Offset for Amount of Total Other-Than-Temporary Impairment Recognized in Other Comprehensive Income (Loss) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Gain (Loss) on Investments [Line Items]
Total other-than-temporary impairment losses	¥ 9,077	¥ 7,992	¥ 23,180
Portion of loss recognized in other comprehensive income (before taxes)	(80)	(3)	(342)
Net impairment losses recognized in earnings	¥ 8,997	¥ 7,989	¥ 22,838